Earnings Per Share	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share

7.	Earnings per Share.

The following details the computations of the basic and diluted earnings per common share (dollars in thousands, except per share amounts):

	Years Ended September 30
	2015	2014	2013
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,756	9,629	9,523

Common shares issuable under share
based payment plans which are
potentially dilutive	71	81	82

Common shares used for diluted
earnings per common share	9,827	9,710	9,605

Income from continuing operations	$6,093	5,184	8,614
Discontinued operations	2,179	4,835	6,771
Net income	$8,272	10,019	15,385

Basic earnings per common share:
Income from continuing operations	$.62	.54	.90
Discontinued operations	.23	.50	.72
Net income	$.85	1.04	1.62

Diluted earnings per common share
Income from continuing operations	$.62	.53	.90
Discontinued operations	.22	.50	.70
Net income	$.84	1.03	1.60

For 2015, 2014 and 2013, 56,110, 31,790 and 87,550 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.